Significant Event (Details Narrative) - Future NRG Sdn. Bhd. [Member] - MYR (RM)	Mar. 16, 2026	Mar. 26, 2026
Perfect Energy Sdn Bhd [Member]
Ownership percentage		55.00%
Share Sale Agreements [Member] | Nine Individual Purchasers [Member]
Number of ordinary shares disposed	5,600,000
Cash consideration	RM 3,040,000.00
Share holding percentage	20.00%
Share Sale Agreements [Member] | Perfect Energy Sdn Bhd [Member]
Number of ordinary shares disposed	15,400,000
Cash consideration	RM 8,360,000
Share holding percentage	55.00%
Share Sale Agreements [Member] | Antbiz Sdn Bhd [Member]
Number of ordinary shares disposed	7,000,000
Cash consideration	RM 3,800,000
Share holding percentage	25.00%
Share Sale Agreements [Member] | FITTERS Diversified Berhad [Member]
Number of ordinary shares disposed	28,000,000
Cash consideration	RM 15,200,000